Significant Accounting Policies - Additional Information (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025 segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Significant Accounting Policies
Advertising costs | $		$ 0.2	$ 0.2
Research and development tax credits | $		$ 0.2	$ 0.2
Number of operating segments | segment	1	1
Number of reportable segments | segment	1	1